QUARTERLY FINANCIAL DATA (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (Unaudited)
21            QUARTERLY FINANCIAL DATA (Unaudited)

Summarized quarterly financial data for 2011 and 2010 is as follows:

	Quarter
Fiscal 2011	First	Second	Third	Fourth
RMB
Sales	196,909,519	380,237,779	427,274,276	409,867,833
Gross (loss) profit	72,204,313	145,078,827	159,911,708	141,621,618
Net (loss) income from continuing operations	18,063,583	47,520,217	54,118,583	34,436,045

Net (loss) income	18,063,583	47,520,217	54,118,583	34,436,045

Earnings per share - Basic	1.12	2.92	3.37	2.13
Earnings per share - Diluted	1.10	2.89	3.29	2.09

	Quarter
Fiscal 2010	First	Second	Third	Fourth
RMB
Sales	133,671,958	249,751,284	298,620,667	285,030,007
Gross (loss) profit	48,806,661	108,883,571	107,038,886	110,753,633
Net (loss) income from continuing operations	7,814,318	13,654,774	29,303,304	39,231,711
Net (loss) income	7,814,318	13,654,774	29,303,304	39,231,711

Earnings per share - Basic	0.48	0.85	1.81	2.42
Earnings per share - Diluted	0.47	0.82	1.79	2.38